Fair Value Measurement - Narrative (Details) - Phantom Stock Appreciation Rights (PSARs)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares item	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Vesting period		4 years
Level 3 | Fair Value, Recurring | Yandy
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Vesting period	4 years
Number of unites used in fair value measurement | item	1
Level 3 | Measurement Input, Share Price | Fair Value, Recurring | Yandy
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Based Compensation, Measurement Input	50.46
Level 3 | Measurement Input, Base Price | Fair Value, Recurring | Yandy
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Base price per unit (in dollars per unit)	$ 13.00
Level 3 | Measurement Input, Price Volatility | Fair Value, Recurring | Yandy
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Based Compensation, Measurement Input	29.30
Level 3 | Measurement Input, Expected Term | Fair Value, Recurring | Yandy
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	2 years 9 months 18 days
Level 3 | Measurement Input, Risk Free Interest Rate | Fair Value, Recurring | Yandy
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Based Compensation, Measurement Input	0.30